Other Reserves - Reconciliation of Post Retirement Benefit Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Disclosure of reserves within equity [abstract]
Balance at beginning of year	$ (2)	$ (2)
Actuarial loss	1	0
Balance at end of year	$ (1)	$ (2)